BASIS OF PREPARATION - New accounting standards (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax credit	$ 150	$ 126
Lease liabilities	170
Currency swaps
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial liabilities	$ (215)	(254)
Interest swaps
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial liabilities		(3)
Currency swaps
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial assets		253
Cash at bank
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial assets		$ 365